Schedule I - Condensed Financial Information of the Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2019	Sep. 30, 2016
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000		4,044,840,121	5,000,000,000
Common stock, shares designated	3,039,147,394	3,039,147,394
Parent Company
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares designated	3,039,147,394	3,039,147,394
Class A Ordinary Shares
Common stock, shares authorized	6,000,000,000	6,000,000,000		3,130,264,924
Common stock, shares issued	2,030,600,883	1,938,303,919
Common stock, shares outstanding	1,569,677,384	1,789,239,887
Class A Ordinary Shares | Parent Company
Common stock, shares authorized	6,000,000,000	6,000,000,000
Common stock, shares issued	2,030,600,883	1,938,303,919
Common stock, shares outstanding	1,569,677,384	1,789,239,887
Class B Ordinary Shares
Common stock, par value			$ 0.00001
Common stock, shares authorized	960,852,606	960,852,606		914,575,197
Common stock, shares issued	666,572,880	758,869,844
Common stock, shares outstanding	666,572,880	737,513,429
Class B Ordinary Shares | Parent Company
Common stock, shares authorized	960,852,606	960,852,606
Common stock, shares issued	666,572,880	758,869,844
Common stock, shares outstanding	666,572,880	737,513,429